Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Net Loans and Advances to Customers [abstract]
Loans and advances to customers	£ 201,016	£ 200,095
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,329	2,014
Loans and advances to customers	203,345	202,109
Credit impairment loss allowances on loans and advances to customers	(760)	(751)	£ (792)	£ (940)
RV and voluntary termination provisions on finance leases	(69)	(69)
Net loans and advances to customers	£ 202,516	£ 201,289